CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash and cash equivalents (Note 5)	$ 34,781	$ 38,470
Accounts receivable - net (Note 6)	141	227
Prepaid expenses	69	54
Restricted cash (Note 5)	313	313
Other current assets (Note 7)	129	143
Total Current Assets	35,433	39,207
INVESTMENT IN SECURITIES - NONCURRENT (Note 8)	5,441	5,777
PROPERTY, PLANT AND EQUIPMENT, NET (Note 18)	101	111
INTANGIBLE ASSETS - NET (Note 18)	7	13
OTHER ASSETS
Refundable deposits	182	193
Prepaid licensing and royalty fees (Note 3)	147	24
Right-of-use assets (Note 9 and 18)	484	944
Other (Note 12)	563	228
TOTAL ASSETS	42,358	46,497
CURRENT LIABILITIES
Accounts payable	38	44
Accrued expenses (Note 10)	745	1,182
Deferred revenue (Note 11)	578	573
Other current liabilities (Notes 9 and 17)	570	665
Total Current Liabilities	1,931	2,464
NONCURRENT LIABILITIES
Lease liabilities (Note 9)	84	495
Total Liabilities	2,015	2,959
COMMITMENTS AND CONTINGENCIES (Note 17)
SHAREHOLDERS' EQUITY (Note 13)
Ordinary shares, no par value, and additional paid-in capital; issued and outstanding 11,052 thousand shares in 2024 and 2023	308,752	308,752
Accumulated deficit	(244,126)	(241,830)
Accumulated other comprehensive loss (Note 14)	(24,283)	(23,384)
Total GigaMedia Shareholders’ Equity	40,343	43,538
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 42,358	$ 46,497